Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Risk free rate			2.20%	2.90%
Increase in pre-tax discount rate			1.00%
Decrease in long-term growth rate			1.00%
Weighted average Operating EBITDA multiple			11.5	11.5	11.1
Discount rates		7.80%	7.80%	7.70%
Impairment of finite lived intangible assets			$ 194		$ 9
Cash flow projection period			7 years	5 years
Growth rate for cash flow projections		2.50%	2.50%	2.00%
Percentage of reduction in value in use of goodwill			25.70%
Discount rates		7.80%	7.80%	7.70%
Market risk premium percentage			5.70%	5.60%
Stock volatility factor			1.19	1.08
Decrease Of Two Years In Cash Flow Projections [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill			51.50%
Reduction In The Long Term Growth Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill			27.30%
Reduction In Sales Growth [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill			28.30%
Reduction In Discount Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill			7.10%
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average Operating EBITDA multiple			11.5
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets	[1]		$ 13
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage			4.10%	5.40%	7.30%
Risk free rate				2.90%
Discount rates		0.10%	0.10%	1.50%
Decrease In Weighing Of Debt Percentage			34.60%	31.70%	33.50%
Discount rates		0.10%	0.10%	1.50%
Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates				0.60%	2.60%
Discount rates				0.60%	2.60%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage			4.10%
Risk free rate			2.30%
Top of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase				1.08%
Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase					1.06%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated			76.00%	78.00%
Discount rates		7.30%	7.30%	7.80%	8.50%
Impairment of finite lived intangible assets			$ 181
Growth rate for cash flow projections		2.00%	2.00%	2.50%
Discount rates		7.30%	7.30%	7.80%	8.50%
Percentage reduction in long term growth rate			0.50%
United States [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		1.00%	1.00%
Growth rate for cash flow projections		1.00%	1.00%
Discount rates		1.00%	1.00%
United States [member] | Goodwill [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets		$ 1,020
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		8.30%	8.30%	9.00%	9.40%
Growth rate for cash flow projections		1.10%	1.10%	2.40%	3.00%
Discount rates		8.30%	8.30%	9.00%	9.40%
Percentage reduction in long term growth rate			1.30%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates		8.40%	8.40%	8.90%	9.50%
Growth rate for cash flow projections		2.50%	2.50%	3.70%	3.60%
Discount rates		8.40%	8.40%	8.90%	9.50%
Percentage reduction in long term growth rate			1.20%

[1]	In 2020 and 2019, “Others” includes the carrying amount of internal-use software of $213 and $253, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses amounted to $40 in 2020, $102 in 2019 and $133 in 2018.